RECEIVABLES, PREPAYMENTS AND OTHER ASSETS - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Trade receivables, other than related parties	$ 1,021	$ 824
Other receivables	265	497
Unbilled accounts receivable	29	24	$ 43
Receivables from government grants	51	52
Receivables from related parties	8	11
Other current financial assets	30	79
Current prepayments and other current assets	1,404	1,487
Non-current:
Advances to suppliers	219	235
Other	24	46
Total	$ 243	$ 281